Exhibit 99.1

July 9, 2026

Due Diligence Narrative Report

Table of Contents

Clayton Contact Information	2

Overview	2

Originators	2

Clayton’s Third Party Review (‘TPR’) Scope of Work	2

Sampling	3

Sponsor Acquisition Criteria	3

Loan Grading	4

TPR Component Review Scope	4
Credit Review	4
Property Valuation Review	5
Regulatory Compliance Review	5

Data Integrity	6

Data Capture	6

Data Compare Results	6

Clayton Due Diligence Results	7

Clayton Third Party Reports Delivered	8

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Clayton Contact Information

Client Service Management:

Chris Turk	Senior Director of Client Services
Phone: (813) 472-6509/E-mail: Cturk@clayton.com

Joe Ozment	VP, Client Services & Securitization
Phone: (813) 261-0733/E-mail: jozment@clayton.com

Overview

On behalf of Lendage, LLC dba Achieve Home Loans (“Achieve”), Clayton conducted an independent third-party pre-securitization due diligence review of HELOC residential loans selected for the ACHM Trust 2026-HE1 transaction.

At the request of Achieve, Clayton chose a random sample of 656 loans for a Full Review scope. A Full Review scope review encompasses a Credit, Valuation and Compliance review as described under the ‘TPR Component Review Scope’ section of this narrative.

Clayton performed a Compliance Only review on an additional 2 loans. The Compliance Review scope is described under the ‘TPR Component Review Scope’ of this Narrative Report.

The loans referenced in this narrative report were reviewed on a bulk basis between June 2023 and July 2026 at Clayton’s centralized underwriting facilities in Tampa, FL. This narrative report provides information about the original lenders, the scope of work performed by Clayton, and the results of Clayton’s review.

Originators

Origination channels for the loans in this review:

Origination Channel	Loan Count	Percentage
Retail	658	100.00%
Total	658	100.00%

Clayton’s Third Party Review (‘TPR’) Scope of Work

The scope of work for this transaction consisted of credit, property valuation, and regulatory compliance reviews, plus a data integrity check, were performed in accordance with rating agency1 loan level review standards in place as of the date of the review. This is referred to as a ‘Full Review.’

1 Standard and Poor’s, Moody’s, Fitch, Kroll, DBRS & Morningstar

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Sampling

Diligence provider periodically receives asset tapes listing all loans originated by Achieve in a specified period and randomly selects loans from those asset tapes for review.  For the ACHM Trust 2026-HE1 transaction, 656 loans received a Full Review, and 2 loan received a Compliance Only Review.

The scope of each Full Review and Compliance Only Review are described below.

Review Type Loan Counts:

Review Type	Loan Count Reviewed by Clayton	Scope Applied
Full Review	656	Clayton performed a Full Review based on the scope described below in the section titled ‘TPR Component Review Scope’.
Compliance Only Review	2	Clayton performed a Compliance Only Review based on the scope described below in the section titled ‘TPR Component Review Scope’
Total Loan Population	658

Sponsor Acquisition Criteria

The loans were originated to Lendage’s guidelines and Clayton reviewed the 751 loans selected for a full scope review to the guideline requirements listed below, (‘Sponsor Acquisition Criteria’). Clayton was supplied with all the changes to the guidelines.

Primary Guideline
Lendage/HELOC UW Policy v1/09/2021
Lendage/HELOC UW Policy v2/09/2021
Lendage/HELOC UW Policy v3/10/2021
Lendage/HELOC UW Policy v4/11/2021
Lendage/HELOC UW Policy v5/06/2022
Lendage/HELOC UW Policy V6/09/2022
Lendage/HELOC UW Policy V7/04/2023
Lendage/HELOC UW Policy V9/04/2023

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Loan Grading

Each loan received an ‘initial’ and a ‘final’ grade. The ‘initial’ grade was assigned during the initial loan review. The ‘final’ grade takes into account additional information and supporting documentation that may have been provided by the originators to clear outstanding conditions. Clayton is providing a comprehensive loan-level analysis as part of this pre-securitization reporting package that includes initial grades, final grades and detailed commentary on the rationale for any changes in grades and sets forth waivers. The compliance exception report lists all exceptions within a loan.

Clayton’s loan grading complied with the following rating agency grading definitions published by Moody’s, Standard and Poor’s, Fitch, Kroll and DBRS:

Grade Description	Credit		Property		Compliance
	Multiple*	S&P	Multiple*	S&P	Multiple*	S&P
No exceptions noted	A	A	A	A	A	A
Satisfied (previously material) exceptions	A	A	A	A	A	A
Non-material exceptions noted	B	B	B	B	B	B
Material, exceptions noted	C	C	C	C	C	C
Material documentation missing	D	D	D	D	D	D

* This grade definition is used by multiple entities, including Moody’s, Kroll, DBRS, Morningstar, and Fitch

TPR Component Review Scope

Clayton examined the selected loan files with respect to the presence or absence of relevant documents, enforceability of mortgage loan documents, and accuracy and completeness of data fields. Clayton relied on the accuracy of information contained in loan documentation provided to Clayton.

 Credit Review

The credit review for HELOCs will include:

•	Compare the loan documentation found in the loan file to the origination guidelines;
•	Re-calculate LTV, CLTV, income, liabilities, and debt-to-income ratios (DTI) and compare these against the stated origination guidelines;
•	Analyze asset statements in order to determine that funds to close and reserves were within origination guidelines;
•	Confirm that credit scores (FICO) and credit histories were within origination guidelines;
•	Evaluate for evidence of borrower’s willingness and ability to repay the obligation;
•	Examine income, employment, assets, and occupancy status for reasonability;
•	Review the occupancy, VOE and/or self-employed business documents within the loan file, as applicable;
•	Review gift funds for adherence to origination guidelines;
•	Review property type for adherence to origination guidelines;
•	Review Preliminary Title/Title Commitment for Lien Position, Vesting, Lender Coverage Amount and any material defects;
•	Verify presence of Mortgage/Deed of Trust and execution by all parties with all riders and addendums;

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•	Verify whether the borrower obtained and meets the minimum required amount of hazard and flood coverage required by the guidelines, as indicated by the applicable insurance declarations page;
•	List compensating factors based on the loan file and Client guidelines; and
•	Verify presence of the HELOC Agreement and execution by all parties.

 Property Valuation Review

Clayton’s Property Valuation scope of review conducted on this transaction included the following elements:

▪	Value Supported Analysis Clayton applied a cascade methodology to determine if the original AVM value was reasonably supported when compared to another AVM from a different provider.

For loans reviewed in a post-close valuation review scenario:

-	On 655 Loans an Automated Valuation Model (‘AVM’) was ordered by Clayton to show support of value. On 577 of these loans, supported value was shown.
-	On 78 loans, a 2nd AVM product was ordered. On 65 of these loans, supported value was shown.
-	On 13 loans, a Broker Price Opinion (BPO) was ordered by Clayton. On 5 loans, supported value was shown.
-	2 loans did not receive a valuation review because they only received a review of compliance.
-	If a loan with an AVM fell outside of a -10% tolerance or was inconclusive, then a 2nd AVM was completed.
-	If a loan with a 2nd AVM fell outside of a -10% tolerance or was inconclusive, then a BPO was completed.

 Regulatory Compliance Review

Clayton’s Regulatory Compliance scope of review conducted on this transaction included the elements summarized below.

Clayton utilized its proprietary eCLAS engine for regulatory compliance testing.

The HELOC Regulatory Compliance Review will include:

•	ROR testing (form type and closing of rescission)
•	TILA APR tolerance testing on the final HELOC disclosure (Tolerance is 0.125%)
•	For application date prior to 10/3/2015:
o	Fee tolerance testing between Early Disclosure and final HELOC disclosure (Tolerance is $100)
o	If a HUD is used, comparison of fees on HUD to fees disclosed on the final HELOC disclosure.

For loans with an application date on or after January 10, 2014, the HELOC Regulatory Compliance Review testing includes HOEPA testing. State high cost and/or higher-priced testing is done for the following state, county, and municipal laws:

•	Arkansas High Cost
•	Chicago High Cost
•	Cleveland Heights High Cost
•	Colorado High Cost
•	Cook County High Cost
•	Connecticut High Cost
•	District of Columbia High Cost
•	Florida High Cost
•	Georgia High Cost
•	Illinois High Cost

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•	Maine High Cost
•	Maryland High Cost
•	Massachusetts High Cost and Subprime ARMS to 1st Time Homebuyers
•	Minnesota Subprime PPP restriction
•	New Jersey High Cost
•	New Mexico High Cost
•	North Carolina High Cost
•	Ohio High Cost
•	Pennsylvania High Cost
•	Rhode Island High Cost
•	Utah High Cost

Data Integrity

Clayton utilized its proprietary eCLAS tool to determine tape to file accuracy of each reviewed loan, by completing the following steps:

▪	Tape data received from lender/client is stored in eCLAS;
▪	Loan Reviewer collects validated loan data in eCLAS;
▪	Each received data point is compared to its counterpart collected data point;
▪	Discrepancies found during comparison are stored.

Data Capture

Clayton collected data fields required to create the American Securitization Forum (‘ASF’) data disclosure requirements. The file format is provided as part of the pre-securitization reporting package.

Data Compare Results

Clayton provided Achieve with a copy of the Loan Level Tape Compare Upload which shows the differences between the data received by the sellers versus the data captured by Clayton during the loan review.

Summary of data compare results:

Field Name	#	Accuracy %
Appraised Value	1	99.85%
Combined Loan to Value	17	97.42%
DTI (Back)	41	93.77%
Loan to Value	1	99.85%
Original Principal Balance	8	98.78%
Property Type	158	75.99%

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Clayton Due Diligence Results

Below are the initial and final overall loan grades for this review, as well as the credit, property valuation, and regulatory compliance component review grades.

Initial and Final Overall Loan Grade Results

Loan Pool (658 loans)

	Overall Grade Migration
	Initial
Final		A	B	C	D	Total
	A	632		2	2	636
	B		10	1		11
	C			11		11
	D					0
	Total	632	10	14	2	658

The overall grade summary reflects the combination of the credit, property valuation and regulatory compliance component reviews into one overall grade. The overall grade assigned is the most severe grade from each of the component reviews.

Initial and Final Credit Component Grade Results

	Credit Grade Migration
	Initial
Final		A	B	C	D	Total
	A	649		1	1	651
	B		2	1		3
	C			2		2
	D					0
	Total	649	2	4	1	656

Initial and Final Property Valuation Grade Results

	Property Valuation Grade Migration
	Initial
Final		A	B	C	D	Total
	A	645		1	1	647
	B					0
	C			9		9
	D					0
	Total	645	0	10	1	656

Initial and Final Regulatory Compliance Grade Results

	Compliance Grade Migration
	Initial
Final		A	B	C	D	Total
	A	650				650
	B		8			8
	C					0
	D					0
	Total	650	8	0	0	658

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Clayton Third Party Reports Delivered

Clayton furnished the following reports on this transaction:

1.	Narrative Report
2.	Conditions Report
3.	ASF Report
4.	ATR QM Upload
5.	Rating Agency ATR QM Data Fields
6.	Loan Level Tape Compare Upload
7.	Valuations Summary Report
8.	Waived Conditions Summary
9.	KBRA Attestation

© 2026 Clayton Services LLC. All rights reserved.

This material is confidential and may not be copied, used, or distributed without the written permission of Clayton Services LLC.

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